Reportable Segment Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Segment Reporting [Abstract]
Reconciliation of segment information
Reconciliation of net income (loss) to adjusted EBITDA:

	Three months ended September 30, 2017			Nine months ended September 30, 2017
($ in thousands)	Pressure Pumping	All Other	Total	Pressure Pumping	All Other	Total
Net income (loss)	$28,372	$(6,407)	$21,965	$30,087	$(27,552)	$2,535
Depreciation and amortization	13,637	1,108	14,745	35,228	3,374	38,602
Interest expense	—	644	644	—	6,469	6,469
Income tax (benefit) expense	—	(96)	(96)	—	128	128
Loss on disposal of assets	7,552	1,190	8,742	27,943	1,028	28,971
Stock-based compensation	—	751	751	—	8,730	8,730
Other expense	—	191	191	—	792	792
Other general and administrative expense (1)	—	149	149	—	722	722
Deferred IPO bonus expense	452	225	677	5,038	2,668	7,706
Adjusted EBITDA	$50,013	$(2,245)	$47,768	$98,296	$(3,641)	$94,655

	Three months ended September 30, 2016			Nine months ended September 30, 2016
($ in thousands)	Pressure Pumping	All Other	Total	Pressure Pumping	All Other	Total
Net loss	$(12,265)	$(1,333)	$(13,598)	$(34,815)	$(1,015)	$(35,830)
Depreciation and amortization	9,274	1,516	10,790	27,905	4,764	32,669
Interest expense	—	4,550	4,550	—	15,942	15,942
Income tax benefit	—	(6,946)	(6,946)	—	(18,644)	(18,644)
(Gain)/loss on disposal of assets	5,942	(19)	5,923	13,410	(551)	12,859
Stock-based compensation	—	510	510	—	1,130	1,130
Gain on extinguishment of debt	—	—	—	—	(6,975)	(6,975)
Other expense	—	106	106	—	419	419
Adjusted EBITDA	$2,951	$(1,616)	$1,335	$6,500	$(4,930)	$1,570
____________________

(1)	Other general and administrative expense relates to legal settlement expense.
A reconciliation from segment level financial information to the consolidated statement of operations is provided in the table below.

	Three months ended September 30, 2017			Nine months ended September 30, 2017
($ in thousands)	Pressure Pumping	All Other	Total	Pressure Pumping	All Other	Total
Service revenue	$271,924	$10,806	$282,730	$639,355	$28,798	$668,153
Adjusted EBITDA	$50,013	$(2,245)	$47,768	$98,296	$(3,641)	$94,655
Depreciation and amortization	$13,637	$1,108	$14,745	$35,228	$3,374	$38,602
Goodwill	$9,425	$—	$9,425	$9,425	$—	$9,425
Capital expenditures	$61,752	$765	$62,517	$203,097	$3,231	$206,328
Total assets	$604,769	$33,822	$638,591	$604,769	$33,822	$638,591

	Three months ended September 30, 2016			Nine months ended September 30, 2016
	Pressure Pumping	All Other	Total	Pressure Pumping	All Other	Total
Service revenue	$109,697	$7,207	$116,904	$251,410	$21,589	$272,999
Adjusted EBITDA	$2,951	$(1,616)	$1,335	$6,500	$(4,930)	$1,570
Depreciation and amortization	$9,274	$1,516	$10,790	$27,905	$4,764	$32,669
Goodwill	$9,425	$1,177	$10,602	$9,425	$1,177	$10,602
Capital expenditures	$11,641	$202	$11,843	$21,582	$312	$21,894
Total assets at December 31, 2016	$501,906	$39,516	$541,422	$501,906	$39,516	$541,422

A reconciliation from segment level financial information to the consolidated statement of operations is provided in the table below.

	Pressure Pumping	All Other	Total
Year ended December 31, 2016
Service revenue	$409,014,337	$27,905,933	$436,920,270
Adjusted EBITDA	$15,655,202	$(7,839,014)	$7,816,188
Depreciation and amortization	$37,281,862	$6,259,817	$43,541,679
Property and equipment impairment expense	$—	$6,305,426	$6,305,426
Goodwill impairment expense	$—	$1,177,148	$1,177,148
Capital expenditures	$45,472,835	$535,405	$46,008,240
Goodwill	$9,424,999	$—	$9,424,999
Total assets	$501,905,907	$39,516,391	$541,422,298
Year ended December 31, 2015
Service revenue	$510,198,128	$59,419,630	$569,617,758
Adjusted EBITDA	$62,540,290	$(2,391,032)	$60,149,258
Depreciation and amortization	$38,368,650	$11,765,343	$50,133,993
Property and equipment impairment expense	$7,979,906	$28,629,426	$36,609,332
Capital expenditures	$69,029,321	$2,647,324	$71,676,645
Goodwill	$9,424,999	$1,177,148	$10,602,147
Total assets	$398,449,448	$48,004,886	$446,454,334
Reconciliation of net loss to adjusted EBITDA:

Total
Year ended December 31, 2016
Net loss	$(53,147,396)
Depreciation and amortization	43,541,679
Interest expense	20,386,695
Loss on disposal of assets	22,528,670
Property and equipment impairment expense	6,305,426
Goodwill impairment expense	1,177,148
Gain on extinguishment of debt	(6,974,805)
Stock‑based compensation	1,649,282
Other expense	321,071
Income tax benefit	(27,971,582)
Adjusted EBITDA (see total above)	$7,816,188

Total
Year ended December 31, 2015
Net loss	$(45,852,684)
Depreciation and amortization	50,133,993
Interest expense	21,641,454
Loss on disposal of assets	21,267,985
Property and equipment impairment expense	36,609,332
Stock‑based compensation	1,238,824
Other expense	497,924
Income tax expense	(25,387,570)
Adjusted EBITDA (see total above)	$60,149,258

Major customers
For the years ended December 31, 2016 and 2015, the Company had revenue from four significant customers that accounted for the following percentages of the Company’s total revenue:

	2016	2015
Customer A	18.0%	12.5%
Customer B	12.5%	8.8%
Customer C	8.7%	14.2%
Customer D	7.0%	11.1%